Average Annual Total Returns - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - Fidelity Agricultural Productivity Fund
	Jul. 30, 2024
Fidelity Agricultural Productivity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.60%)
Since Inception	18.96%	[1]
Fidelity Agricultural Productivity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.87%)
Since Inception	18.67%	[1]
Fidelity Agricultural Productivity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.67%)
Since Inception	15.17%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	14.87%
IXXIQ
Average Annual Return:
Past 1 year	(7.94%)
Since Inception	18.73%

[1]	A From April 16, 2020 .